Parent Company Only Condensed Financial Information - Statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating expenses
Sales and marketing expenses	$ (20,137)	¥ (138,891)	¥ (903,345)	¥ (589,192)
General and administrative	(121,889)	(840,695)	(911,150)	(298,775)
Loss from operations	(189,496)	(1,306,989)	(3,861,272)	(1,643,922)
Change in fair value of option and embedded conversion feature			79,386	5,216
Investment income/(loss), net	(261)	(1,800)	(287)	(780)
Other income/ (expense), net	212	1,464	1,263	23,431
Loss before income tax expenses	(220,883)	(1,523,466)	(3,849,803)	(1,649,174)
Income tax expenses	(14)	(98)	(35)
Net loss	(220,897)	(1,523,564)	(3,849,838)	(1,649,174)
Accretion of convertible redeemable preferred shares to redemption value			(313,680)	(508,321)
Net loss attributable to ordinary shareholders of Missfresh Limited	(219,058)	(1,510,881)	(4,167,702)	(2,164,245)
Parent Company
Operating expenses
Sales and marketing expenses	(167)	(1,154)	(1,506)
General and administrative	(4,807)	(33,153)	(14,799)	(3,642)
Loss from operations	(4,974)	(34,307)	(16,305)	(3,642)
Share of loss of subsidiaries and consolidated VIEs	(188,515)	(1,300,218)	(4,191,291)	(1,647,290)
Interest income/(expense), net	1	8	(9,214)	(11,276)
Change in fair value of option and embedded conversion feature			79,386	5,216
Investment income/(loss), net	(21,805)	(150,393)
Other income/ (expense), net	(3,765)	(25,971)	(7,862)	1,068
Loss before income tax expenses	(219,058)	(1,510,881)	(4,145,286)	(1,655,924)
Net loss	(219,058)	(1,510,881)	(4,145,286)	(1,655,924)
Accretion of convertible redeemable preferred shares to redemption value			(313,680)	(508,321)
Net loss attributable to ordinary shareholders of Missfresh Limited	$ (219,058)	¥ (1,510,881)	¥ (4,458,966)	¥ (2,164,245)